Right of use assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Rights of Use [Abstract]
Schedule of Changes in Right of Use Assets	Changes in the Group’s right of use assets, net in 2023 and 2022 were as follows:

	Agricultural partnerships (*)	Others	Total
At January 1, 2022
Opening net book amount	235,971	24,805	260,776
Exchange differences	13,223	1,593	14,816
Additions and re-measurements	140,724	7,204	147,928
Depreciation	(56,356)	(6,983)	(63,339)
Closing net book amount	333,562	26,619	360,181

At December 31, 2023
Opening net book amount	333,562	26,619	360,181
Exchange differences	19,095	1,074	20,169
Additions and re-measurements	95,386	5,062	100,448
Depreciation	(63,195)	(10,890)	(74,085)
Closing net book amount	384,848	21,865	406,713
(*) Agricultural partnership has an average term of 6 years.